Details of Significant Accounts - Interest income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Interest income from bank deposits	$ 2,100	$ 178
Interest income from financial assets at amortized cost	2,509
Interest income	$ 4,609	$ 178